Convertible Debentures - Summary of Changes in Value of New Debentures (Details) - CAD ($)			12 Months Ended
	May 27, 2020	May 15, 2020	Apr. 30, 2021	Apr. 30, 2020
Convertible Debentures [Line Items]
Proceeds			$ 2,202,000	$ 313,000
Conversion to shares			(904,000)
New Debentures
Convertible Debentures [Line Items]
Proceeds	$ 35,000	$ 2,590,000	2,600,000
Transaction costs			(102,811)
Accretion expense			124,381
New Debentures | Liability Component
Convertible Debentures [Line Items]
Proceeds			2,413,000
Transaction costs			(102,000)
Accretion expense			124,000
Conversion to shares			(904,000)
Ending balance			1,531,000
New Debentures | Equity Component
Convertible Debentures [Line Items]
Proceeds			213,000
Transaction costs			(9,100)
Conversion to shares			(77,000)
Ending balance			$ 127,000